INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2013
Equity and Cost Method Investments [Abstract]
Investment [Text Block]
NOTE 12 -              INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	$2,917,828	$47,713	$8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	$6,724,777	$47,713	$16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	$-	$-	$1,541,005
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	$-	$-	$3,715,808

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electronic Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

In April 2011, a third party invested RMB30,000,000 (equivalent to $4,525,843) into IPE. As a result, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by $756,619. This increase in share of net assets from IPE was recognized as gain in earnings for the issuance of shares by an equity investee in the consolidated statements of comprehensive income during the year ended June 30, 2011.

In August 2011, the Company entered into an agreement to dispose all of its 20% interest in Hollysys Equipment Technology Co., Ltd., for cash consideration of RMB280,700 (equivalent to $44,381), and a loss of $3,039 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012.

In November 2011, the Company entered into an agreement to dispose of 10% of its existing 50% equity interest in China Techenergy Co., Ltd. to the other equity interest owner, for cash consideration of RMB27,800,000 (equivalent to $4,395,326), and a gain of $2,047,016 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012. Upon the disposal, the Company held a 40% equity interest of China Techenergy Co., Ltd.

In February 2012, Beijing Hollysys Machine Automation Co., Ltd. was established with a registered capital of RMB10,000,000 (equivalent to $1,588,310), of which RMB3,000,000 (equivalent to $476,493) was injected by the Company. The Company held 30% interests in Hollysys Machine, and accounted for it under the equity method. Beijing Hollysys Machine Automation Co., Ltd. mainly engages in sales of programmable logic controller products.

In April 2013, the Company newly held a 30% equity interest of Southcon Development Sdn. Bhd., which was brought forward from the acquisition of Bond.

For the year ended June 30, 2013, the Company received dividend income of $833,567 from Heilongjiang Ruixing Technology Co., Ltd., an investee  which is accounted for by the Company under the cost method.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co. Ltd. (“Shenhua Hollysys”), but uses the cost method to account for the investment because:
1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Hollysys without regards to the views of the Company;
2) Key management of Shenhua Hollysys including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.
3) Based on the articles of association, there are no matter that requires unanimous approval of all shareholders and there are no participating rights for minority shareholders.

The impairment loss on investment in cost investees for the years ended June 30, 2011, 2012 and 2013 were $165,948, nil and nil, respectively. There was no impairment loss on investments in equity investees for the years ended June 30, 2011, 2012 and 2013.